DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY (Details Narrative) - USD ($)						12 Months Ended
	Aug. 18, 2023	Jul. 13, 2023	May 18, 2023	Apr. 13, 2023	Feb. 23, 2022	Dec. 31, 2023	Dec. 31, 2022	Aug. 14, 2023	Jun. 28, 2023	Apr. 19, 2023	Feb. 22, 2022
Shares Issued, Price Per Share						$ 11.03
Proceeds from Issuance Initial Public Offering							$ 282,500,000
Proceeds from Issuance of Warrants							14,645,000
Deferred offering costs							10,812,500		$ 10,812,500
Deferred Underwriting Discount									$ 10,812,500
Payments to Acquire Restricted Investments							294,687,500
Threshold minimum aggregate fair market value percentage						80.00%
Threshold minimum aggregate fair market value percentage						50.00%
Banking Regulation, Mortgage Banking, Net Worth, Minimum						$ 5,000,001
Threshold percentage of public shares subject to redemption without entity prior written consent						15.00%
Percentage obligation to redeem public shares percentage						100.00%
Aggregate true up payment amount	$ 632,968
Advisory Fees Payable in Cash				$ 300,000
Liquidation Basis of Accounting, Accrued Costs to Dispose of Assets and Liabilities						$ 100,000
Cash							497,259
Working capital deficit						322,105
Asset, Held-in-Trust, Noncurrent						19,901,169	299,004,083
Investment Income, Net						5,813,213	$ 4,316,583
Equiniti Trust Company LLc [Member]
Temporary Equity, Redemption Price Per Share			$ 10.55					$ 10.57
Equiniti Trust Company LLc [Member] | Revision of Prior Period, Adjustment [Member]
Shares Issued, Price Per Share										$ 0.02
Temporary Equity, Redemption Price Per Share								$ 0.02
Common Stock [Member]
Stock Issued During Period, Shares, New Issues			26,946,271
Shares Issued, Price Per Share			$ 10.55
Stock Issued During Period, Value, New Issues			$ 284,000,000
IPO [Member]
Shares Issued, Price Per Share											$ 10.25
Sale of Stock, Number of Shares Issued in Transaction					28,750,000
Transaction Costs						16,418,580
Sale of Stock, Underwriting fees						5,000,000
Deferred offering costs						10,812,500
Sale of Stock, Other Offering Costs						$ 606,080
Payments to Acquire Restricted Investments					$ 294,687,500
Temporary Equity, Redemption Price Per Share						$ 11.03
IPO [Member] | Private Placement Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					9,138,333
Share Price					$ 1.50
Proceeds from Issuance of Warrants					$ 13,707,500
Over-Allotment Option [Member]
Proceeds from Issuance Initial Public Offering					$ 37,500,000
Sale of Stock, Number of Shares Issued in Transaction					3,750,000	3,750,000
Private Placement [Member] | Private Placement Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					9,763,333
Share Price					$ 1.50
Proceeds from Issuance of Warrants					$ 14,645,000
Private Placement [Member] | Private Placement Warrants [Member] | Sponsor [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					625,000
Proceeds from Issuance of Warrants					$ 937,500
Common Class A [Member]
Share Price						$ 1.00
Common Class A [Member] | Investment Advisory, Management and Administrative Service [Member]
Stock Issued During Period, Shares, Issued for Services		80,000		50,000
Common Class A [Member] | IPO [Member]
Stock Issued During Period, Shares, New Issues					25,000,000
Shares Issued, Price Per Share					$ 10.00
Proceeds from Issuance Initial Public Offering					$ 250,000,000
Common Class B [Member]
Number of shares			7,187,500
Number of shares			7,187,500